SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member] - ATM [Member] $ in Thousands	1 Months Ended
Jan. 31, 2024 USD ($) shares
Subsequent Event [Line Items]
Number of shares issued and sold in transaction | shares	292,728
Proceeds from issuance of common stock	$ 562
Issuance expenses	$ 17